Concentration of Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risks [Line Items]
Concentrations credit risk (in Dollars)	$ 3,166,572	$ 1,285,202	$ 778,952	$ 954,457
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage			10.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage			10.00%
Credit Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	12.20%
Supplier Concentration Risk [Member] | Supplier One [Member] | Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	20.20%	19.80%	24.10%
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	21.70%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	18.40%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	10.50%